Capital structure and financing - C.3.4. Finance leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Income from tower deal transactions	$ 22	$ 141	$ 161
Finance lease liabilities		353
Gains or losses arising from sale and leaseback transactions	$ 5	61	$ 63
Tanzania
Disclosure of finance lease and operating lease by lessee [Line Items]
Finance lease liabilities		112
Paraguay
Disclosure of finance lease and operating lease by lessee [Line Items]
Finance lease liabilities		27
El Salvador
Disclosure of finance lease and operating lease by lessee [Line Items]
Finance lease liabilities		26
Other Geographical Areas
Disclosure of finance lease and operating lease by lessee [Line Items]
Finance lease liabilities		6
Movil | Colombia
Disclosure of finance lease and operating lease by lessee [Line Items]
Finance lease liabilities		83
UNE EPM Telecommunicaciones SA | Colombia
Disclosure of finance lease and operating lease by lessee [Line Items]
Finance lease liabilities		$ 99